Acquisitions	12 Months Ended
Sep. 30, 2017
Business Combinations [Abstract]
Acquisitions
accordance with ASC Topic 805, Business Combinations (“ASC 805”), the Company accounts for acquisitions by applying the acquisition method of accounting. The acquisition method of accounting requires, among other things, that the assets acquired and liabilities assumed in a business combination be measured at their fair values as of the closing date of the acquisition.
PetMatrix
On June 1, 2017, Spectrum Brands completed the acquisition of PetMatrix, a manufacturer and marketer of rawhide-free dog chews consisting primarily of the DreamBone® and SmartBones® brands. The results of PetMatrix’s operations since June 1, 2017 are included in the Company’s Consolidated Statements of Operations within the Consumer Products segment for Fiscal 2017.
Spectrum Brands has recorded an allocation of the purchase price to tangible and identifiable intangible assets acquired and liabilities assumed based on their fair values as of the June 1, 2017 (the acquisition date). The excess of the purchase price over the fair value of the net tangible assets and identifiable intangible assets was recorded as goodwill, which includes value associated with the assembled workforce. The calculation of purchase price and purchase price allocation is as follows:

Purchase Price
Cash consideration	$255.2

Purchase Price Allocation
Cash and cash equivalents	$0.2
Receivables, net	7.8
Inventories, net	16.0
Property, Plant and Equipment, net	0.8
Goodwill	123.8
Intangibles, net	110.4
Other assets	0.9
Accounts payable and other current liabilities	(4.7)
Net assets acquired	$255.2

The purchase price allocation resulted in goodwill of $123.8, which is deductible for tax purposes. The values allocated to intangible assets and the weighted average useful lives are as follows:

	Carrying Amount	Weighted Average Useful Life (Years)
Tradenames	$75.0	Indefinite
Technology	21.0	14
Customer relationships	12.0	16
Non-compete agreement	2.4	5
Total intangibles acquired	$110.4

Spectrum Brands performed a valuation of the acquired inventories, tradenames, technologies, customer relationships and non-compete agreements. The following is a summary of significant inputs to the valuation:
Inventory - Acquired inventory consists of branded finished goods that were valued based on the comparative sales method, which estimates the expected sales price of the finished goods inventory, reduced for all costs expected to be incurred in its completion or disposition and a profit on those costs.
Tradenames - Spectrum Brands valued indefinite-lived trade names, DreamBone® and SmartBones®, using an income approach, the relief-from-royalty method. Under this method, the asset value was determined by estimating the hypothetical royalties that would have to be paid if the trade names were not owned. Royalty rates were selected based on consideration of several factors, including prior transactions, related trademarks and trade names, other similar trademark licensing and transaction agreements and the relative profitability and perceived contribution of the trade names.
Technology - Spectrum Brands valued technology using an income approach, the relief-from-royalty method. Under this method, the asset value was determined by estimating the hypothetical royalties that would have to be paid if the technology was not owned. Royalty rates were selected based on consideration of several factors, including prior transactions, related licensing agreements and the importance of the technology and profit levels, among other considerations. Spectrum Brands anticipates using these technologies through the legal life of the underlying patents; therefore, the expected useful life of these technologies is based on the remaining life of the underlying patents.
Customer relationships - Spectrum Brands valued customer relationships using an income approach, the multi-period excess earnings method. In determining the fair value of the customer relationships, the multi-period excess earnings approach values the intangible asset at the present value of the incremental after-tax cash flows attributable only to the customer relationship after deducting contributory asset charges. The incremental after-tax cash flows attributable to the subject intangible asset are then discounted to their present value. Only expected sales from current customers were used, which are estimated using annual expected growth rates of 2.0% to 20.0%. Spectrum Brands assumed a customer retention rate of up to 98.0%, which is supported by historical retention rates. Income taxes were estimated at 35.0% and amounts were discounted using a rate of 12.0%.
Non-compete agreements - Spectrum Brands valued the non-compete agreement using the income approach that compares the prospective cash flows with and without the non-compete agreement in place. The value of the non-compete agreement is the difference between the discounted cash flows of the business under each of these two alternative scenarios, considering both tax expenditure and tax amortization benefits.
Pro forma results have not been presented as the PetMatrix acquisition is not considered individually significant to the consolidated results of the Company.
GloFish
On May 12, 2017, Spectrum Brands entered into an asset purchase agreement with Yorktown Technologies LP, for the acquisition of assets consisting of the GloFish branded operations, including transfer of the GloFish® brand, related intellectual property and operating agreements. The GloFish operations primarily consist of the development and licensing of fluorescent fish for sale through mass retail and online channels. The results of GloFish’s operations since May 12, 2017 are included in the Company’s Consolidated Statements of Operations for Fiscal 2017.
Spectrum Brands has recorded an allocation of the purchase price to tangible and identifiable intangible assets acquired and liabilities assumed based on their fair values as of the May 12, 2017 acquisition date. The excess of the purchase price over the fair value of the net tangible assets and identifiable intangible assets was recorded as goodwill, which includes value associated with the assembled workforce, including an experienced research team. The calculation of purchase price and purchase price allocation is as follows:

Purchase Price
Cash consideration	$49.7

Purchase Price Allocation
Receivables, net	$0.4
Property, plant and equipment, net	0.6
Goodwill	11.2
Intangibles, net	37.8
Accounts payable and other current liabilities	(0.3)
Total net assets acquired	$49.7
The purchase price allocation resulted in goodwill of $11.2, which is deductible for tax purposes. The values allocated to intangible assets and the weighted average useful lives are as follows:

	Carrying Amount	Weighted Average Useful Life (Years)
Tradenames	$6.1	Indefinite
Technology	30.2	13
Customer relationships	1.5	10
Total intangibles acquired	$37.8
Spectrum Brands performed a valuation of the acquired tradenames, technologies and customer relationships. The following is a summary of significant inputs to the valuation:
Tradenames - Spectrum Brands valued indefinite-lived trade names using an income approach, the relief-from-royalty method. Under this method, the asset value was determined by estimating the hypothetical royalties that would have to be paid if the trade names were not owned. Royalty rates were selected based on consideration of several factors, including prior transactions, related trademarks and trade names, other similar trademark licensing and transaction agreements and the relative profitability and perceived contribution of the trade names.
Technology - Spectrum Brands valued technology using an income approach, the relief-from-royalty method. Under this method, the asset value was determined by estimating the hypothetical royalties that would have to be paid if the technology was not owned. Royalty rates were selected based on consideration of several factors, including prior transactions, related licensing agreements and the importance of the technology and profit levels, among other considerations. Spectrum Brands anticipates using these technologies through the legal life of the underlying patents; therefore, the expected useful life of these technologies is based on the remaining life of the underlying patents.
Customer relationships - Spectrum Brands valued customer relationships using a replacement cost. The replacement cost approach values the intangible asset at the present value of the incremental after-tax cash flows attributable only to the customer relationships after deducting the cost to recreate key customer relationships. The incremental after-tax cash flows attributable to the subject intangible asset are then discounted to their present value. Income taxes were estimated at 35.0% and amounts were discounted using a rate of 12.0%.
Pro forma results have not been presented with respect to the GloFish acquisition because such acquisition is not considered individually significant to the consolidated results of the Company.
Shaser
On May 18, 2017, Spectrum Brands completed the purchase of the remaining 44.0% non-controlling interest of Shaser with a purchase price of $12.6. Effective May 18, 2017, Shaser is a wholly owned subsidiary of Spectrum Brands and all recognized non-controlled interest associated with Shaser is part of Spectrum Brands’ equity.
Acquisition and Integration Costs
Acquisition and integration costs include costs directly associated with the completion of the purchase of net assets or equity interest of a business such as a business combination, equity investment, joint venture or purchase of non-controlling interest. Included costs include transactions costs; advisory, legal, accounting, valuation, and other professional fees; and integration of acquired operations onto Spectrum Brands’ shared service platform and termination of redundant positions and locations. The following table summarizes acquisition and integration related charges associated with Spectrum Brands’ continuing operations for Fiscal 2017, 2016 and 2015:

	Fiscal
	2017	2016	2015
Hardware & Home Improvement Business	$5.6	$12.6	$7.9
PetMatrix	4.5	—	—
Armored AutoGroup Parent Inc.	2.4	14.1	21.8
GloFish	1.0	—	—
Salix Animal Health LLC	0.7	1.9	10.6
European IAMS and Eukanuba pet food business	0.2	3.5	9.3
Other	1.3	2.6	6.9
Total acquisition and integration related charges	$15.7	$34.7	$56.5